SCHEDULE OF STOCK OPTIONS WEIGHTED AVERAGE ASSUMPTIONS (Details)	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Expected term		9 months
Risk-free interest rate		4.64%
Expected dividend yield
December 31, 2018 [Member]
Restructuring Cost and Reserve [Line Items]
Expected term	10 years
Expected volatility	283.00%
Risk-free interest rate	2.55%
Expected dividend yield	0.00%